SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Useful Lives for Property, Plant and Equipment (FY) (Details)	Mar. 31, 2024	Dec. 31, 2023
Furniture and Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	2 years	2 years
Furniture and Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	5 years	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	3 years	3 years